Submission	Mar. 31, 2025
Submission [Line Items]
Central Index Key	0001332174
Registrant Name	iShares S&P GSCI Commodity-Indexed Trust
Registration File Number	333-264092
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	iShares S&P GSCI Commodity-Indexed Trust
Street 1	400 HOWARD STREET
City	SAN FRANCISCO
State or Country Code	CA
Zip Code	94105
Reporting FY End Date	Dec. 31, 2024